CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 348,357	€ 277,174	[1]
Trade receivables	77,106	71,246
Contract assets	93,562	60,869
Other assets and prepayments	46,601	33,252
Income tax receivables	7,624	6,527
Total current assets	573,250	449,068
Non-current assets
Property and equipment	66,240	72,762
Intangible assets and goodwill	1,607,057	1,697,331
Other financial assets and other non-current assets	11,718	11,806
Deferred tax assets	36,376	16,383
Total non-current assets	1,721,391	1,798,282
Total assets	2,294,641	2,247,350
Current liabilities
Loans and borrowings	10,022	9,586
Trade payables	259,742	259,667
Other liabilities	68,271	55,724
Contract liabilities	30,200	26,595
Income tax liabilities	5,599	4,542
Total current liabilities	373,834	356,114
Non-current liabilities
Loans and borrowings	36,697	40,559
Trade payables	895,679	908,499
Contract liabilities	37,711	39,526
Other non-current liabilities	1,830	8,500
Deferred tax liabilities	19,043	21,315
Total non-current liabilities	990,960	1,018,399
Total liabilities	1,364,794	1,374,513
Ordinary shares	27,551	27,421
Treasury shares	(18,813)	(2,322)
Additional paid-in capital	668,254	653,840
Retained earnings	221,942	173,629
Other reserves	26,220	15,226
Equity attributable to owners of the Company	925,154	867,794
Non-controlling interest	4,693	5,043
Total equity	929,847	872,837
Total liabilities and equity	€ 2,294,641	€ 2,247,350

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.